CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash (includes restricted cash of $0 and $875 as of June 30, 2022 and December 31, 2021)	$ 64,208		$ 115,174	$ 15,169		$ 5,998	$ 2,446
Accounts receivable	28,947		20,007			17,146
Other receivables	422		1,237			113
Inventories, net	8,580		6,438			4,354
Prepaid expenses	10,048		11,200			2,109
Total current assets	112,205		154,056			29,720
Property and equipment, net	6,014		4,192			2,104
Operating right of use assets	17,255		0
Intangible assets, net	19,383		18,245			19,516
Goodwill	34,476		26,626			14,227
Other assets	407		320			122
Total assets	189,740		203,439			65,689
Current liabilities:
Current portion of operating lease liabilities	4,486		0
Current portion of long-term debt	0		183			5,368
Accounts payable	13,900		15,559			12,643
Income taxes payable	132		132			1,144
Accrued expenses and other current liabilities	17,610		13,924			9,452
Total current liabilities	36,128		29,798			28,607
Operating lease liabilities	14,614		0
Derivative warrant liabilities	1,589		2,193			0
Derivative earnout liabilities	9,778		60,018			0
Other non-current liabilities	3,146		6,900			807
Deferred income taxes liability	502		371			1,613
Total liabilities	65,757		99,280			37,588
Commitments and contingencies (Note 15)	0		0			0
Stockholders’ equity:
TOI Common shares, $0.0001 par value, authorized 500,000,000 shares; 71,980,872 and 73,249,042 shares issued and outstanding at June 30, 2022 and December 31, 2021	7		7			6
TOI Convertible Series A Common Equivalent Preferred Shares, $0.0001 par value, authorized 10,000,000 shares; 166,640 shares and 163,510 issued and outstanding at June 30, 2022 and December 31, 2021	0		0			0
Additional paid-in capital	173,377		167,386			80,402
Accumulated deficit	(49,401)		(63,234)			(52,307)
Total stockholders’ equity	123,983	$ 131,998	104,159	$ 50,402	$ 47,146	28,101	$ 42,222
Total liabilities, cumulative preferred shares and stockholders’ equity	$ 189,740		$ 203,439			$ 65,689